Other Income and Expenses - Summary of Other Non-operating Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Gain on financial assets at fair value through profit or loss	¥ 555	¥ 1,096
Dividend income	50	69	¥ 4
Gain on sale of financial assets	136	751
Gain from derivatives	128	47
Others			5
Total	¥ 869	¥ 1,963	¥ 9